Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 25,544	$ 61,891	$ 74,894
Receivables
Trade, less allowance for doubtful accounts	43,595	61,195	51,306
Notes and other, less allowance for doubtful accounts	2,101	2,143	4,322
Due from Seitel Holdings, Inc.	1,120	874	861
Seismic data library		1,069,921	872,674
Less: Accumulated amortization	(911,781)	(889,804)	(751,980)
Net seismic data library	197,221	180,117	120,694
Property and equipment		18,279	16,921
Less: Accumulated depreciation and amortization	(13,755)	(13,461)	(11,882)
Net property and equipment	4,651	4,818	5,039
Investment in marketable securities		0	262
Prepaid expenses, deferred charges and other	11,040	10,774	10,244
Intangible assets, net	19,255	20,828	26,814
Goodwill	205,974	208,020	205,838
Deferred income taxes	84	84	56
TOTAL ASSETS	510,585	550,744	500,330
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable		37,521	36,593
Accrued liabilities		19,569	16,856
Employee compensation payable		5,693	7,101
Accounts payable and accrued liabilities	53,122	62,783	60,550
Income taxes payable	972	4,134	1,464
Debt
Senior Notes	250,000	275,000	275,000
Notes payable	12	29	95
Obligations under capital leases	2,990	3,113	3,161
Deferred revenue	51,348	52,857	48,845
Deferred income taxes	2,896	2,470	1,375
TOTAL LIABILITIES	361,340	400,386	390,490
COMMITMENTS AND CONTINGENCIES
STOCKHOLDER’S EQUITY
Common stock, par value $.001 per share; 100 shares authorized, issued and outstanding	0	0	0
Additional paid-in capital	398,998	398,772	398,011
Retained deficit	(270,397)	(272,135)	(309,185)
Accumulated other comprehensive income	20,644	23,721	21,014
TOTAL STOCKHOLDER’S EQUITY	149,245	150,358	109,840
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$ 510,585	$ 550,744	$ 500,330